Valuation and qualifying accounts (Tables)	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule of valuation and qualifying accounts
The following table presents the information required by Rule 12-09 of Regulation S-X regarding valuation and qualifying accounts for each of the periods presented:

Description	Balance at beginning of period	Additions (i)	Deductions (ii)	Remeasurement/Translation	Balance at end of period
Year ended December 31, 2023:
Deducted from assets accounts:
Allowance for doubtful accounts (iii)	$849	$838	$(309)	$62	$1,440
Valuation allowance on deferred tax assets	201,414	34,029	(11,458)	(5,311)	218,674
Reported as liabilities:
Provision for contingencies	44,839	24,893	(22,022)	2,909	50,619
Total	$247,102	$59,760	$(33,789)	$(2,340)	$270,733
Year ended December 31, 2022:
Deducted from assets accounts:
Allowance for doubtful accounts (iii)	$874	$732	$(715)	$(42)	$849
Valuation allowance on deferred tax assets	186,239	63,163	(5,453)	(42,535)	201,414
Reported as liabilities:
Provision for contingencies	34,086	27,182	(16,224)	(205)	44,839
Total	$221,199	$91,077	$(22,392)	$(42,782)	$247,102
Year ended December 31, 2021:
Deducted from assets accounts:
Allowance for doubtful accounts (iii)	$943	$814	$(787)	$(96)	$874
Valuation allowance on deferred tax assets	235,196	2,403	(38,992)	(12,368)	186,239
Reported as liabilities:
Provision for contingencies	26,948	23,454	(13,788)	(2,528)	34,086
Total	$263,087	$26,671	$(53,567)	$(14,992)	$221,199

(i)Additions in valuation allowance on deferred tax assets are charged to income tax expense, net.

Additions in provision for contingencies are explained as follows:

Fiscal years 2023, 2022 and 2021 – Relate to the accrual of $24,260, $27,041 and $22,555, respectively, and a reclassification of $633, $141, and $899 during fiscal years 2023, 2022 and 2021, respectively. See Note 18 for details.

(ii)Deductions in valuation allowance on deferred tax assets are charged to income tax expense, net.

Deductions in provision for contingencies are explained as follows:

Corresponds to the settlements amounting to $22,022; $16,224 and $13,788 during fiscal years 2023, 2022 and 2021, respectively as discussed in Note 18.
(iii)Presented in the consolidated balance sheet as follows: $1,330, $460 and $542 as of December 31, 2023, 2022 and 2021, respectively, within Accounts and notes receivable, net and $110 and $389 and $332 as of December 31, 2023, 2022 and 2021, respectively, within Other receivables.